Summary of significant accounting policies (Details Narrative) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 EUR (€) shares	Mar. 31, 2024 shares	Jul. 31, 2023 shares	Dec. 31, 2021 shares
Property, Plant and Equipment [Line Items]
Marketable Security, Unrealized Gain (Loss) | €		€ 96,000
Net Income (Loss) Attributable to Parent | €		8,912,495	€ 11,645,455		€ 8,477,763
Other Comprehensive Income (Loss), Net of Tax | €		142,196	199,131
Comprehensive Income (Loss), Net of Tax, Attributable to Parent | €		9,054,691	€ 11,446,324		€ 8,477,763
Stockholders' Equity, Period Increase (Decrease) | €		50,000
Common Stock, Shares Authorized			59,700,000				59,700,000
Common Stock, Shares, Outstanding			18,216,958	18,216,858	18,216,858		18,289,866
Common Stock, Capital Shares Reserved for Future Issuance			1,800,000				1,800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number			586,923	540,523	540,523		970,308
Cumulative Translation Adjustment, Net of Tax, Period Increase (Decrease) | €		(23,446)	€ 15,800
Gain (Loss), Foreign Currency Transaction, after Tax | €		200,000	200,000
Unrealized Gain (Loss), Foreign Currency Transaction, before Tax | €		240,992	(216,891)		€ 2,286,690
Realized Gain (Loss), Foreign Currency Transaction, before Tax | €					1,600,000
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount | €		€ 3,800,000	€ 4,100,000		€ 4,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant			1,234,772	1,281,162	1,281,162		858,678
Maximum [Member]
Property, Plant and Equipment [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount | €			€ 5,000,000.0		€ 4,000,000.0
US$ Trade Payables [Member]
Property, Plant and Equipment [Line Items]
Foreign currency transaction gain realized | €					400,000
US$ Time Deposits [Member]
Property, Plant and Equipment [Line Items]
Foreign currency transaction loss unrealized | €					300,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Realized Gain (Loss), Foreign Currency Transaction, before Tax | $				$ 12.0
ATM Offering Costs [Member]
Property, Plant and Equipment [Line Items]
Deferred Offering Costs | €			300,000				€ 200,000
Deferred Income | €							€ 200,000
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		889,658
Underswriters Common Share Warrants [Member]
Property, Plant and Equipment [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		23,502
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number							889,658
Underswriters Common Share Warrants [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number							23,502
Underswriters Warrants [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues		23,502
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 14.375
Equity Incentive Plan 2021 - 2025 [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance							1,800,000
American Depository Shares [Member]
Property, Plant and Equipment [Line Items]
Shares, Issued								72,908	100
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Net Income (Loss) Attributable to Parent | €
Other Comprehensive Income (Loss), Net of Tax | €
Shares, Outstanding			18,216,958	18,216,858	18,216,858		18,289,866			18,216,858
Stock Issued During Period, Shares, New Issues		72,908	100
Common Stock [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Number of Shares, Period Increase (Decrease)		2,700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant							2,700,000
Shares, Outstanding							27,000,000
Common Stock [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant							1,828,986
Common Stock [Member] | Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number							18,289,866
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized							1,828,986
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum		10.00%